INVESTMENTS IN DEBT AND EQUITY SECURITIES (Summary of debt and equity securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Corporate Bonds	$ 6,315	$ 9,680
Equity securities	14,419	11,530
Investments in debt and equity securities	$ 20,734	$ 21,210